Revolving term loan facility (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 29, 2024	Mar. 31, 2026	Mar. 31, 2025
Revolving Term Loan Facility [Line Items]
Debt service coverage ratio		1.25
Revolving term loan facility		$ 3,591,924	$ 3,591,354
Export Development Canada [Member]
Revolving Term Loan Facility [Line Items]
Revolving term loan facility	$ 5,000,000
Borrowings, interest rate basis	bears interest at a floating rate of US Prime + 5% per annum